MoA Mid Cap Value Fund Expense Example - MoA Mid Cap Value Fund - MoA Mid Cap Value Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	220
Expense Example, with Redemption, 5 Years	383
Expense Example, with Redemption, 10 Years	$ 858